Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Non-Accrual Loans - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	¥ 91,449,389	¥ 95,115,830
Recorded investment, Impaired loans	101,715,604	102,438,170
Recorded investment, Impaired loans with related allowance for credit losses	68,173,040	24,034,263
Recorded investment, Impaired loans without related allowance for credit losses	33,542,564	78,403,907
Related allowance for credit losses	39,913,947	12,247,836
First lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	42,315,372	32,981,329
Recorded investment, Impaired loans	48,141,278	37,195,176
Recorded investment, Impaired loans with related allowance for credit losses	27,245,188	8,776,965
Recorded investment, Impaired loans without related allowance for credit losses	20,902,542	28,418,212
Related allowance for credit losses	13,099,754	3,836,350
Second lien [Member]
Schedule of Non-Accrual Loans [Line Items]
Unpaid principal balance	49,134,017	62,134,501
Recorded investment, Impaired loans	53,574,326	65,242,994
Recorded investment, Impaired loans with related allowance for credit losses	40,927,852	15,257,298
Recorded investment, Impaired loans without related allowance for credit losses	12,640,022	49,985,695
Related allowance for credit losses	¥ 26,814,193	¥ 8,411,486